Eaton Vance
Global Macro Absolute Return Fund
July 31, 2023 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Global Macro Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2023, the value of the Fund’s investment in the Portfolio was $1,814,826,226 and the Fund owned approximately 100% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 3.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1650, Class K, 6.50%, 1/15/24	$9	$ 8,950
Series 1817, Class Z, 6.50%, 2/15/26	5	4,880
Series 1927, Class ZA, 6.50%, 1/15/27	27	27,124
Series 2344, Class ZD, 6.50%, 8/15/31	162	163,265
Series 2458, Class ZB, 7.00%, 6/15/32	334	342,718
Interest Only:(1) Series 4791, Class JI, 4.00%, 5/15/48	4,123	834,572
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class B1, 11.184%, (30-day average SOFR + 6.11%), 8/25/50(2)(3)	3,826	4,288,599
Series 2020-HQA4, Class B1, 10.434%, (30-day average SOFR + 5.36%), 9/25/50(2)(3)	1,933	2,103,398
Series 2022-HQA1, Class M1B, 8.569%, (30-day average SOFR + 3.50%), 3/25/42(2)(3)	1,479	1,526,822
Series 2022-HQA1, Class M2, 10.319%, (30-day average SOFR + 5.25%), 3/25/42(2)(3)	2,957	3,157,796
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	5	5,181
Series 1993-141, Class Z, 7.00%, 8/25/23	0(4)	219
Series 1994-42, Class ZQ, 7.00%, 4/25/24	41	40,472
Series 1994-79, Class Z, 7.00%, 4/25/24	5	5,475
Series 1994-89, Class ZQ, 8.00%, 7/25/24	16	16,139
Series 1996-35, Class Z, 7.00%, 7/25/26	8	8,048
Series 1998-16, Class H, 7.00%, 4/18/28	65	66,089
Series 1998-44, Class ZA, 6.50%, 7/20/28	101	101,826
Series 1999-25, Class Z, 6.00%, 6/25/29	108	107,366
Series 2000-2, Class ZE, 7.50%, 2/25/30	22	22,435
Series 2000-49, Class A, 8.00%, 3/18/27	40	41,032
Series 2001-31, Class ZA, 6.00%, 7/25/31	839	832,434
Series 2001-74, Class QE, 6.00%, 12/25/31	254	257,783
Series 2009-48, Class WA, 5.80%, 7/25/39(5)	1,197	1,199,344
Series 2011-38, Class SA, 0.00%, (13.50% - 30-day average SOFR x 3, Floor 0.00%), 5/25/41(6)	648	498,323
Interest Only:(1)
Series 424, Class C8, 3.50%, 2/25/48	5,240	942,668
Series 2018-21, Class IO, 3.00%, 4/25/48	4,623	818,905
Series 2018-58, Class BI, 4.00%, 8/25/48	720	140,304
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	1	501
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 9.263%, (1 mo. USD LIBOR + 3.85%), 2/25/25(2)(3)	9,000	9,040,907
Series 2018-GT2, Class A, 8.063%, (1 mo. USD LIBOR + 2.65%), 8/25/25(2)(3)	8,064	8,033,760
Security	Principal Amount (000's omitted)	Value
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(2)(5)	$22,663	$ 19,607,739
Total Collateralized Mortgage Obligations (identified cost $69,527,509)		$ 54,245,074

Common Stocks — 3.1%
Security	Shares	Value
Bulgaria — 0.3%
Eurohold Bulgaria AD(7)	5,309,362	$ 5,064,371
		$ 5,064,371
Cyprus — 0.4%
Bank of Cyprus Holdings PLC	2,520,596	$ 7,960,238
Galaxy Cosmos Mezz PLC(7)	23,855	14,502
Sunrisemezz PLC(7)	134,028	37,665
		$ 8,012,405
Georgia — 0.3%
Bank of Georgia Group PLC	40,603	$ 1,697,648
Georgia Capital PLC(7)	130,000	1,551,258
TBC Bank Group PLC	44,224	1,413,492
		$ 4,662,398
Greece — 1.1%
Alpha Services and Holdings S.A.(7)	740,700	$ 1,333,934
Eurobank Ergasias Services and Holdings S.A.(7)	1,206,500	2,107,624
Hellenic Telecommunications Organization S.A.	127,496	2,012,137
JUMBO S.A.	79,363	2,368,125
Motor Oil (Hellas) Corinth Refineries S.A.	41,500	1,048,805
Mytilineos S.A.	56,975	2,371,058
National Bank of Greece S.A.(7)	251,300	1,730,631
OPAP S.A.	92,863	1,633,232
Piraeus Financial Holdings S.A.(7)	1,035,900	3,923,689
Public Power Corp. S.A.(7)	65,900	779,726
Titan Cement International S.A.	3,416	71,834
		$ 19,380,795
Iceland — 0.3%
Arion Banki HF(2)	1,015,472	$ 1,151,010
Eik Fasteignafelag HF(7)	3,253,209	304,687
Eimskipafelag Islands HF	220,734	894,956
Hagar HF	921,987	473,743
Islandsbanki HF	668,258	598,765

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Reginn HF(7)	1,291,872	$ 246,007
Reitir Fasteignafelag HF	875,641	571,063
Siminn HF	1,879,514	144,634
		$ 4,384,865
Indonesia — 0.2%
Bank Central Asia Tbk PT	2,370,000	$ 1,435,346
Bank Mandiri Persero Tbk PT	2,570,000	976,973
Bank Negara Indonesia Persero Tbk PT	270,000	158,950
Bank Rakyat Indonesia Persero Tbk PT	3,500,000	1,310,414
		$ 3,881,683
Romania — 0.0%(8)
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica S.A.(7)	23,097	$ 577,502
		$ 577,502
United Kingdom — 0.0%(8)
Tesnik Cuatro, Ltd.(9)	409,000	$ 459,184
		$ 459,184
Vietnam — 0.5%
Bank for Foreign Trade of Vietnam JSC(7)	99,972	$ 386,953
Binh Minh Plastics JSC	14,820	61,326
Coteccons Construction JSC(7)	36,000	109,274
FPT Corp.	662,286	2,560,848
Hoa Phat Group JSC(7)	475,478	566,757
KIDO Group Corp.	10,295	28,247
Military Commercial Joint Stock Bank	914,921	779,040
Mobile World Investment Corp.	1,082,498	2,625,826
Phu Nhuan Jewelry JSC	348,840	1,223,133
Refrigeration Electrical Engineering Corp.	287,788	814,695
Vietnam Dairy Products JSC	90,281	297,478
Vingroup JSC(7)	78,738	183,297
		$ 9,636,874
Total Common Stocks (identified cost $43,530,849)		$ 56,060,077

Convertible Bonds — 0.1%
Security	Principal Amount (000's omitted)		Value
India — 0.1%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(10)	USD	2,970	$ 2,468,114
Total Convertible Bonds (identified cost $2,970,000)			$ 2,468,114

Foreign Corporate Bonds — 3.5%
Security	Principal Amount (000's omitted)		Value
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(10)	USD	3,334	$ 3,275,655
			$ 3,275,655
Brazil — 0.1%
Coruripe Netherlands BV:
10.00%, 2/10/27(2)	USD	903	$ 640,859
10.00%, 2/10/27(10)	USD	1,989	1,411,593
			$ 2,052,452
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(10)	EUR	1,155	$ 1,073,661
			$ 1,073,661
Chile — 0.1%
VTR Comunicaciones SpA:
4.375%, 4/15/29(10)	USD	1,149	$ 678,852
5.125%, 1/15/28(10)	USD	1,147	678,353
			$ 1,357,205
China — 0.1%
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	1,571	$ 121,753
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(10)(11)	USD	5,100	388,875
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(10)(11)	USD	2,000	230,034
8.35%, 4/19/23(10)(11)	USD	3,270	367,931
Times China Holdings, Ltd.:
5.55%, 6/4/24(10)(11)	USD	3,999	215,637
6.75%, 7/16/23(10)(11)	USD	2,966	133,470
			$ 1,457,700

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Georgia — 0.4%
Georgia Capital JSC, 6.125%, 3/9/24(10)	USD	6,762	$ 6,719,737
			$ 6,719,737
Iceland — 0.6%
Arion Banki HF, 6.00%, 4/12/24(10)	ISK	1,000,000	$ 7,467,235
Landsbankinn HF, 5.00%, 11/23/23(10)	ISK	560,000	4,211,521
WOW Air HF:
0.00%(9)(11)(12)	EUR	79	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(9)(11)	EUR	3,600	0
			$ 11,678,756
India — 0.8%
Indian Railway Finance Corp., Ltd., 2.80%, 2/10/31(10)	USD	15,006	$ 12,420,305
JSW Steel, Ltd., 5.05%, 4/5/32(10)	USD	1,466	1,194,834
Reliance Communications, Ltd., 6.50%, 11/6/20(10)(11)	USD	1,800	112,500
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(10)	USD	1,481	1,329,806
			$ 15,057,445
Mexico — 0.1%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(10)(11)	USD	3,890	$ 58,350
10.00%, 12/19/22(10)(11)	USD	1,741	26,117
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(2)	USD	1,124	1,011,600
			$ 1,096,067
Moldova — 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/26(10)	USD	5,849	$ 4,048,093
			$ 4,048,093
Nigeria — 0.2%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(10)	USD	354	$ 323,988
SEPLAT Energy PLC, 7.75%, 4/1/26(10)	USD	3,306	2,961,019
			$ 3,285,007
Paraguay — 0.1%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(2)	USD	2,239	$ 1,918,196
			$ 1,918,196
Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(10)	USD	1,120	$ 1,018,125
			$ 1,018,125
Security	Principal Amount (000's omitted)		Value
South Africa — 0.1%
HTA Group, Ltd., 7.00%, 12/18/25(10)	USD	2,353	$ 2,252,080
Petra Diamonds US Treasury PLC, 9.75% PIK, 3/8/26(10)	USD	627	570,598
			$ 2,822,678
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(10)	USD	4,382	$ 3,926,416
			$ 3,926,416
Uzbekistan — 0.1%
International Finance Corp., 16.00%, 2/21/25	UZS	16,000,000	$ 1,382,699
Ipoteka-Bank ATIB, 5.50%, 11/19/25(10)	USD	833	774,227
National Bank of Uzbekistan, 4.85%, 10/21/25(10)	USD	326	311,330
			$ 2,468,256
Total Foreign Corporate Bonds (identified cost $84,003,896)			$ 63,255,449

Loan Participation Notes — 1.3%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.3%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(9)(10)(13)	UZS	151,973,440	$ 13,155,631
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(9)(10)(13)	UZS	125,249,130	10,281,853
Total Loan Participation Notes (identified cost $24,860,851)			$ 23,437,484

Reinsurance Side Cars — 0.8%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2021A, 0.00%, 3/21/25(2)(9)(14)(15)	255,989	$ 116,475
Series 2022A, 0.00%, 3/20/26(2)(9)(14)(15)	193,872	133,655
Series 2022B, 0.00%, 3/20/26(2)(9)(14)(15)	415,091	291,892
Series 2023B, 0.00%, 3/19/27(2)(9)(14)(15)	2,800,000	2,974,160
Mt. Logan Re, Ltd., Series A-1(7)(9)(15)(16)	4,400	4,231,033
Sussex Capital, Ltd.:
Designated Investment Series 16, 12/21(7)(9)(15)(16)	817	130,946
Designated Investment Series 16, 11/22(7)(9)(15)(16)	793	463,526

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sussex Capital, Ltd.: (continued)
Series 16, Preference Shares(9)(15)(16)	5,500	$ 5,490,573
Total Reinsurance Side Cars (identified cost $13,564,952)		$ 13,832,260

Senior Floating-Rate Loans — 0.9%(17)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(8)
Desa, LLC, Term Loan, 2.50%, 6/30/24(9)(18)	$788	$ 420,225
		$ 420,225
Mexico — 0.9%
Petroleos Mexicanos, Term Loan, 8.311%, (SOFR + 3.00%), 6/28/24	$15,931	$ 15,811,517
		$ 15,811,517
Total Senior Floating-Rate Loans (identified cost $16,446,997)		$ 16,231,742

Sovereign Government Bonds — 45.0%
Security	Principal Amount (000's omitted)		Value
Albania — 0.9%
Albania Government International Bond:
3.50%, 10/9/25(10)	EUR	2,157	$ 2,287,631
3.50%, 6/16/27(10)	EUR	209	214,821
5.90%, 6/9/28(10)	EUR	13,405	14,545,356
			$ 17,047,808
Argentina — 0.0%(8)
Provincia del Chubut Argentina, 7.75%, 7/26/30(10)	USD	831	$ 726,330
			$ 726,330
Armenia — 1.0%
Republic of Armenia Treasury Bond:
8.00%, 10/29/31	AMD	476,321	$ 1,062,768
9.00%, 4/29/26	AMD	500,800	1,246,339
9.25%, 4/29/28	AMD	372,550	914,750
9.60%, 10/29/33	AMD	4,549,715	11,127,972
9.75%, 10/29/50	AMD	571,827	1,396,620
Security	Principal Amount (000's omitted)		Value
Armenia (continued)
Republic of Armenia Treasury Bond: (continued)
9.75%, 10/29/52	AMD	621,020	$ 1,513,872
			$ 17,262,321
Barbados — 0.7%
Government of Barbados, 6.50%, 10/1/29(10)	USD	14,062	$ 13,253,529
			$ 13,253,529
Benin — 1.1%
Benin Government International Bond:
4.875%, 1/19/32(10)	EUR	6,529	$ 5,589,431
4.95%, 1/22/35(10)	EUR	3,809	3,063,394
6.875%, 1/19/52(10)	EUR	13,357	10,757,221
			$ 19,410,046
Chile — 1.0%
Bonos de la Tesoreria de la Republica en pesos, 5.30%, 11/1/37(2)(10)	CLP	14,725,000	$ 17,384,092
			$ 17,384,092
Cyprus — 0.5%
Cyprus Government International Bond:
2.75%, 2/26/34(10)	EUR	812	$ 807,015
4.125%, 4/13/33(10)	EUR	7,242	8,298,304
			$ 9,105,319
Dominican Republic — 2.4%
Dominican Republic:
8.00%, 1/15/27(10)	DOP	96,000	$ 1,606,526
8.00%, 2/12/27(10)	DOP	490,340	8,222,365
12.00%, 8/8/25(2)	DOP	345,900	6,351,792
12.75%, 9/23/29(2)	DOP	368,500	7,592,255
13.00%, 6/10/34(10)	DOP	232,600	5,116,793
13.625%, 2/3/33(2)	DOP	206,150	4,542,923
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(10)	DOP	31,580	524,469
12.00%, 10/3/25(2)	DOP	138,420	2,544,533
13.00%, 12/5/25(2)	DOP	216,700	4,110,520
13.00%, 1/30/26(2)	DOP	161,230	3,072,342
			$ 43,684,518
Ecuador — 0.0%(8)
Republic of Ecuador, 1.50% to 7/31/23, 7/31/40(10)(19)	USD	2,839	$ 635,869
			$ 635,869

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt — 0.2%
Arab Republic of Egypt:
6.375%, 4/11/31(10)	EUR	3,015	$ 1,999,903
7.50%, 2/16/61(10)	USD	1,061	583,529
8.70%, 3/1/49(10)	USD	925	542,909
			$ 3,126,341
El Salvador — 0.0%(8)
Republic of El Salvador, 5.875%, 1/30/25(10)	USD	863	$ 790,624
			$ 790,624
Ethiopia — 0.6%
Ethiopia Government International Bond, 6.625%, 12/11/24(10)	USD	14,706	$ 10,184,787
			$ 10,184,787
Ghana — 0.3%
Ghana Government International Bond:
6.375%, 2/11/27(10)(11)	USD	545	$ 250,475
7.625%, 5/16/29(10)(11)	USD	1,579	722,392
7.75%, 4/7/29(10)(11)	USD	2,428	1,113,845
7.875%, 2/11/35(10)(11)	USD	837	386,353
8.125%, 3/26/32(10)(11)	USD	1,554	715,982
8.625%, 4/7/34(10)(11)	USD	2,842	1,307,320
8.627%, 6/16/49(10)(11)	USD	444	199,800
8.75%, 3/11/61(10)(11)	USD	1,791	798,428
8.875%, 5/7/42(10)(11)	USD	1,305	585,293
			$ 6,079,888
Greece — 0.0%(8)
Hellenic Republic Government Bond, 0.00%, GDP-Linked, 10/15/42	EUR	85,770	$ 364,958
			$ 364,958
Honduras — 0.4%
Honduras Government International Bond:
5.625%, 6/24/30(10)	USD	4,819	$ 3,975,675
6.25%, 1/19/27(10)	USD	4,103	3,785,018
			$ 7,760,693
Hungary — 0.5%
Hungary Government Bond:
3.00%, 4/25/41	HUF	1,964,450	$ 3,237,497
4.00%, 4/28/51	HUF	1,143,090	1,977,380
Security	Principal Amount (000's omitted)		Value
Hungary (continued)
Hungary Government Bond: (continued)
4.75%, 11/24/32	HUF	1,945,960	$ 4,598,675
			$ 9,813,552
Iceland — 1.7%
Republic of Iceland:
2.50%, 4/15/24	ISK	168,247	$ 1,223,518
6.50%, 1/24/31	ISK	1,418,285	10,653,890
8.00%, 6/12/25	ISK	2,433,368	18,469,974
			$ 30,347,382
India — 3.0%
Export-Import Bank of India, 5.50%, 1/18/33(2)	USD	4,490	$ 4,472,016
India Government Bond:
7.10%, 4/18/29	INR	2,963,600	35,888,030
7.26%, 2/6/33	INR	1,102,690	13,526,400
			$ 53,886,446
Indonesia — 2.6%
Indonesia Government Bond:
6.125%, 5/15/28	IDR	550,220,000	$ 36,563,360
7.125%, 6/15/42	IDR	26,112,000	1,829,485
7.125%, 6/15/43	IDR	119,721,000	8,496,698
7.375%, 5/15/48	IDR	9,373,000	663,817
			$ 47,553,360
Iraq — 0.4%
Republic of Iraq, 5.80%, 1/15/28(10)	USD	7,701	$ 7,171,975
			$ 7,171,975
Ivory Coast — 0.4%
Ivory Coast Government International Bond:
6.625%, 3/22/48(10)	EUR	3,878	$ 3,225,697
6.875%, 10/17/40(10)	EUR	4,421	3,913,115
			$ 7,138,812
Kenya — 0.1%
Government of Kenya:
7.00%, 5/22/27(10)	USD	1,760	$ 1,596,910
8.00%, 5/22/32(10)	USD	623	539,586
			$ 2,136,496

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Lebanon — 0.3%
Lebanese Republic:
5.80%, 4/14/20(10)(11)	USD	337	$ 25,255
6.00%, 1/27/23(10)(11)	USD	1,505	102,253
6.10%, 10/4/22(10)(11)	USD	5,758	431,505
6.15%, 6/19/20(11)	USD	448	33,600
6.20%, 2/26/25(10)(11)	USD	450	33,733
6.25%, 5/27/22(11)	USD	750	56,205
6.25%, 11/4/24(10)(11)	USD	7,663	573,154
6.25%, 6/12/25(10)(11)	USD	2,947	221,025
6.375%, 3/9/20(11)	USD	6,588	493,705
6.40%, 5/26/23(11)	USD	7,625	572,485
6.65%, 4/22/24(10)(11)	USD	7,602	569,070
6.65%, 11/3/28(10)(11)	USD	3,522	262,407
6.65%, 2/26/30(10)(11)	USD	453	33,921
6.75%, 11/29/27(10)(11)	USD	194	14,436
6.85%, 5/25/29(11)	USD	8,628	646,582
7.00%, 12/3/24(11)	USD	3,446	258,812
7.00%, 3/20/28(10)(11)	USD	5,356	401,164
7.05%, 11/2/35(10)(11)	USD	1,463	108,900
7.15%, 11/20/31(10)(11)	USD	4,621	346,113
8.20%, 5/17/33(11)	USD	1,595	119,625
8.25%, 4/12/21(10)(11)	USD	3,382	251,130
8.25%, 5/17/34(11)	USD	1,326	96,002
			$ 5,651,082
Mexico — 4.4%
Mexican Udibonos, 4.00%, 11/30/28(20)	MXN	1,372,630	$ 79,503,809
			$ 79,503,809
New Zealand — 1.0%
New Zealand Government Bond, 3.00%, 9/20/30(10)(20)	NZD	27,151	$ 17,672,006
			$ 17,672,006
North Macedonia — 1.5%
North Macedonia Government International Bond:
1.625%, 3/10/28(10)	EUR	10,491	$ 9,516,604
2.75%, 1/18/25(10)	EUR	2,570	2,725,409
3.675%, 6/3/26(10)	EUR	4,477	4,651,964
6.96%, 3/13/27(10)	EUR	9,573	10,889,437
			$ 27,783,414
Panama — 0.1%
Panama Bonos del Tesoro, 6.375%, 7/25/33(2)(10)	USD	1,106	$ 1,098,258
			$ 1,098,258
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.2%
Republic of Paraguay, 5.40%, 3/30/50(10)	USD	3,870	$ 3,355,380
			$ 3,355,380
Peru — 1.4%
Peru Government Bond:
5.35%, 8/12/40	PEN	17,353	$ 4,114,747
5.40%, 8/12/34	PEN	6,979	1,736,763
6.15%, 8/12/32	PEN	29,333	7,881,921
6.95%, 8/12/31	PEN	3,691	1,051,298
7.30%, 8/12/33(2)(10)	PEN	36,865	10,645,254
			$ 25,429,983
Philippines — 1.0%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,024,000	$ 18,446,097
			$ 18,446,097
Romania — 2.0%
Romania Government International Bond:
1.75%, 7/13/30(10)	EUR	858	$ 736,430
2.124%, 7/16/31(10)	EUR	678	578,392
2.125%, 3/7/28(10)	EUR	4,146	4,042,950
2.625%, 12/2/40(10)	EUR	894	630,655
2.75%, 4/14/41(10)	EUR	1,699	1,202,072
3.375%, 1/28/50(10)	EUR	5,202	3,772,584
4.625%, 4/3/49(10)	EUR	6,270	5,659,245
5.00%, 9/27/26(10)	EUR	8,524	9,461,870
6.625%, 9/27/29(10)	EUR	8,340	9,638,834
			$ 35,723,032
Serbia — 2.8%
Republic of Serbia:
1.00%, 9/23/28(10)	EUR	9,388	$ 8,226,329
1.50%, 6/26/29(10)	EUR	10,232	8,957,658
1.65%, 3/3/33(10)	EUR	368	279,284
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	1,539,040	12,925,221
5.875%, 2/8/28	RSD	2,181,570	21,136,070
			$ 51,524,562
South Africa — 3.5%
Republic of South Africa:
8.00%, 1/31/30	ZAR	884,300	$ 44,378,794
8.25%, 3/31/32	ZAR	269,204	12,871,045

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
South Africa (continued)
Republic of South Africa: (continued)
10.50%, 12/21/26	ZAR	99,181	$ 5,803,055
			$ 63,052,894
South Korea — 1.3%
Korea Treasury Bond, 1.875%, 12/10/24	KRW	31,500,000	$ 24,131,677
			$ 24,131,677
Sri Lanka — 1.2%
Sri Lanka Government International Bond:
5.75%, 4/18/23(10)(11)	USD	7,202	$ 3,276,910
6.20%, 5/11/27(10)(11)	USD	5,303	2,405,689
6.35%, 6/28/24(10)(11)	USD	3,160	1,441,499
6.75%, 4/18/28(10)(11)	USD	7,311	3,314,762
6.825%, 7/18/26(10)(11)	USD	13,209	6,147,810
6.85%, 3/14/24(10)(11)	USD	2,910	1,328,155
6.85%, 11/3/25(10)(11)	USD	5,492	2,537,468
7.55%, 3/28/30(10)(11)	USD	2,992	1,358,520
			$ 21,810,813
Suriname — 2.1%
Republic of Suriname, 9.25%, 10/26/26(10)(11)	USD	44,764	$ 37,445,086
			$ 37,445,086
Ukraine — 1.3%
Ukraine Government Bond:
10.00%, 8/23/23	UAH	23,905	$ 530,865
10.95%, 11/1/23	UAH	51,923	1,139,091
11.67%, 11/22/23	UAH	822,303	18,039,756
12.70%, 10/30/24	UAH	211,153	3,950,238
			$ 23,659,950
United Arab Emirates — 0.6%
Finance Department Government of Sharjah, 4.00%, 7/28/50(10)	USD	17,846	$ 11,581,072
			$ 11,581,072
Uruguay — 1.7%
Uruguay Government Bond:
3.875%, 7/2/40(20)	UYU	436,258	$ 12,573,544
9.75%, 7/20/33	UYU	539,428	15,100,015
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	88,660	2,170,249
			$ 29,843,808
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.1%
Republic of Uzbekistan:
14.00%, 7/19/24(10)	UZS	2,500,000	$ 212,144
14.50%, 11/25/23(10)	UZS	16,470,000	1,423,581
			$ 1,635,725
Zambia — 0.7%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	115,980	$ 5,199,032
11.00%, 6/28/26	ZMW	3,150	131,832
12.00%, 6/28/28	ZMW	10,500	373,021
12.00%, 8/30/28	ZMW	1,000	35,152
12.00%, 11/29/28	ZMW	3,500	120,769
13.00%, 1/25/31	ZMW	5,245	174,181
Zambia Government International Bond:
5.375%, 9/20/22(10)(11)	USD	7,897	4,201,086
8.50%, 4/14/24(10)(11)	USD	3,533	2,061,241
8.97%, 7/30/27(10)(11)	USD	1,295	751,229
			$ 13,047,543
Total Sovereign Government Bonds (identified cost $849,481,291)			$817,261,337

Sovereign Loans — 3.6%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 9.638%, (6 mo. EURIBOR + 5.75%), 1/6/28(3)	EUR	2,399	$ 2,806,916
			$ 2,806,916
Kenya — 0.2%
Government of Kenya, Term Loan, 12.203%, (3 mo. USD LIBOR + 6.45%), 6/29/25(3)	USD	3,072	$ 3,076,734
			$ 3,076,734
Nigeria — 0.2%
Bank of Industry Limited, Term Loan, 11.511%, (3 mo. USD LIBOR + 6.00%), 12/11/23(3)(21)	USD	3,819	$ 3,828,662
			$ 3,828,662

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 3.1%
Government of the United Republic of Tanzania, Term Loan, 11.672%, (6 mo. USD LIBOR + 6.30%), 4/28/31(3)	USD	55,299	$ 56,573,240
			$ 56,573,240
Total Sovereign Loans (identified cost $64,994,560)			$ 66,285,552

U.S. Government Agency Mortgage-Backed Securities — 1.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.888%, (COF + 1.25%), with maturity at 2035(22)	$280	$ 276,037
4.228%, (COF + 1.25%), with maturity at 2029(22)	5	5,220
4.50%, with maturity at 2035	105	102,221
4.558%, (COF + 1.25%), with maturity at 2030(22)	107	106,604
4.792%, (1 yr. CMT + 2.32%), with maturity at 2036(22)	505	510,930
6.00%, with various maturities to 2035	2,664	2,710,299
6.50%, with various maturities to 2032	2,826	2,901,200
6.60%, with maturity at 2030	291	295,598
7.00%, with various maturities to 2036	3,407	3,500,675
7.50%, with various maturities to 2035	1,178	1,217,534
8.00%, with various maturities to 2030	212	212,764
8.50%, with maturity at 2025	2	1,875
9.00%, with various maturities to 2027	10	9,457
9.50%, with maturity at 2027	5	5,024
Federal National Mortgage Association:
3.871%, (COF + 1.30%), with maturity at 2024(22)	25	25,195
3.873%, (COF + 1.30%), with maturity at 2033(22)	352	343,549
3.915%, (COF + 1.25%), with maturity at 2035(22)	242	239,718
4.07%, (COF + 1.25%), with maturity at 2034(22)	86	83,968
4.131%, (COF + 1.40%), with maturity at 2025(22)	53	52,860
4.165%, (COF + 1.35%), with maturity at 2027(22)	22	21,347
4.32%, (1 yr. CMT + 2.15%), with maturity at 2028(22)	51	50,558
4.331%, (COF + 1.60%), with maturity at 2024(22)	21	20,887
4.909%, (COF + 1.79%), with maturity at 2035(22)	759	747,933
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.00%, with various maturities to 2035	$8,839	$ 9,001,105
6.334%, (COF + 2.00%), with maturity at 2032(22)	172	175,839
6.50%, with various maturities to 2038	3,073	3,141,660
7.00%, with various maturities to 2035	5,222	5,393,451
7.50%, with various maturities to 2027	3	2,998
7.725%, (1 yr. CMT + 2.23%), with maturity at 2025(22)	2	1,689
8.00%, with maturity at 2026	0(4)	133
8.50%, with various maturities to 2037	664	697,568
9.00%, with various maturities to 2032	43	45,158
9.50%, with various maturities to 2031	6	6,006
11.50%, with maturity at 2031	64	69,930
Government National Mortgage Association:
3.00%, (1 yr. CMT + 1.50%), with maturity at 2024(22)	22	21,908
6.50%, with various maturities to 2032	131	134,150
7.00%, with various maturities to 2031	217	223,551
7.50%, with various maturities to 2028	19	19,189
9.00%, with maturity at 2025	1	661
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $35,355,882)		$ 32,376,449

U.S. Government Guaranteed Small Business Administration Loans(23)(24)— 0.6%
Security	Principal Amount (000's omitted)	Value
1.66%, 8/15/42 to 4/15/43	$6,702	$ 362,051
1.91%, 9/15/42 to 2/15/43	6,549	400,758
1.93%, 5/15/42	1,187	76,256
2.16%, 2/15/42 to 4/15/43	8,626	634,444
2.24%, 3/19/36 to 8/25/42(25)	7,413	629,378
2.33%, 10/29/39 to 8/17/42(25)	18,323	1,171,950
2.36%, 9/15/42	1,844	141,113
2.39%, 7/15/39	917	56,883
2.41%, 7/15/42 to 4/15/43	15,604	1,325,144
2.46%, 1/15/43	1,404	138,195
2.66%, 4/15/43	4,295	419,192
2.71%, 8/15/27 to 9/15/42	2,462	196,867
2.91%, 10/15/42 to 4/15/43	8,610	920,382
2.93%, 4/15/42	890	102,855
2.96%, 7/15/27 to 12/15/42	4,686	380,459
3.16%, 9/15/42 to 4/15/43	4,042	507,687
3.21%, 6/15/27 to 3/15/43	3,548	329,101

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
3.41%, 3/15/43 to 4/15/43	$5,511	$ 653,663
3.46%, 3/15/27 to 9/15/42	3,990	422,454
3.66%, 1/15/43 to 6/15/43	6,035	845,865
3.71%, 3/15/28 to 10/15/42	7,398	703,650
3.78%, 5/15/27 to 6/15/42	944	93,774
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $17,941,107)		$ 10,512,121

U.S. Treasury Obligations — 7.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.125%, 2/15/52(26)	$9,176	$ 5,919,322
0.625%, 7/15/32(26)	12,354	11,338,873
U.S. Treasury Inflation-Protected Note:
1.25%, 4/15/28(26)	28,184	27,379,922
1.625%, 10/15/27(26)(27)	82,948	82,003,912
Total U.S. Treasury Obligations (identified cost $129,242,367)		$126,642,029

Warrants — 0.0%(8)
Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(7)	201,760	$ 92,810
Total Warrants (identified cost $0)		$ 92,810

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(7)(9)	3,698,000	$ 0
Alpha Holding S.A., Escrow Certificates(7)(9)	7,780,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 25.8%
Affiliated Fund — 14.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(28)	265,755,581	$265,755,581
Total Affiliated Fund (identified cost $265,755,581)		$265,755,581

Repurchase Agreements — 3.7%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 7/27/23 with an interest rate of 5.00%, collateralized by USD 3,600,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,666,888(29)	USD	2,636	$ 2,636,280
Dated 7/27/23 with an interest rate of 4.80%, collateralized by USD 7,674,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $5,684,917(29)	USD	5,620	5,619,670
Dated 7/27/23 with an interest rate of 4.75%, collateralized by USD 1,500,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $1,111,203(29)	USD	1,098	1,098,450
Dated 7/27/23 with an interest rate of 4.75%, collateralized by USD 3,176,000 Republic of Colombia, 6.125%, due 1/18/41 and a market value, including accrued interest, of $2,718,286(29)	USD	2,326	2,325,785
Barclays Bank PLC:
Dated 7/31/23 with an interest rate of 2.75%, collateralized by USD 5,547,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $3,193,669(29)	USD	3,176	3,176,430
Dated 7/28/23 with an interest rate of 2.50%, collateralized by USD 1,464,000 Pakistan Government International Bond, 6.875%, due 12/5/27 and a market value, including accrued interest, of $802,557(29)	USD	772	772,260
Dated 7/28/23 with an interest rate of 2.25%, collateralized by USD 1,600,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $904,129(29)	USD	862	862,000
Dated 7/28/23 with an interest rate of 2.25%, collateralized by EUR 2,794,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $2,915,332(29)	EUR	2,771	3,046,403
Dated 7/28/23 with an interest rate of 0.00%, collateralized by USD 400,000 Pakistan Government International Bond, 8.25%, due 9/30/25 and a market value, including accrued interest, of $254,692(29)	USD	247	246,500

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 7/27/23 with an interest rate of 5.05%, collateralized by USD 7,125,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $5,278,216(29)	USD	5,468	$ 5,468,438
Dated 7/27/23 with an interest rate of 5.00%, collateralized by USD 11,401,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $8,445,887(29)	USD	8,750	8,750,268
Dated 7/27/23 with an interest rate of 4.50%, collateralized by USD 5,500,000 Republic of Ecuador, 0.00%, due 7/31/30 and a market value, including accrued interest, of $1,595,440(29)	USD	1,660	1,660,486
Dated 7/27/23 with an interest rate of 2.75%, collateralized by USD 5,547,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $3,134,501(29)	USD	3,012	3,011,921
Dated 7/27/23 with an interest rate of 0.00%, collateralized by USD 920,000 Pakistan Government International Bond, 8.25%, due 9/30/25 and a market value, including accrued interest, of $585,791(29)	USD	597	597,183
Dated 7/26/23 with an interest rate of 0.00%, collateralized by USD 400,000 Pakistan Government International Bond, 8.25%, due 9/30/25 and a market value, including accrued interest, of $254,692(29)	USD	254	254,395
Dated 7/19/23 with an interest rate of 0.00%, collateralized by USD 460,000 Pakistan Government International Bond, 8.25%, due 9/30/25 and a market value, including accrued interest, of $292,895(29)	USD	298	298,425
Dated 7/17/23 with an interest rate of 0.00%, collateralized by USD 879,000 Pakistan Government International Bond, 8.25%, due 9/30/25 and a market value, including accrued interest, of $559,685(29)	USD	593	593,325
Dated 6/20/23 with an interest rate of 2.60%, collateralized by EUR 4,000,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,898,430(29)	EUR	3,670	4,035,167
Dated 6/20/23 with an interest rate of 2.25%, collateralized by EUR 1,200,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,169,529(29)	EUR	1,101	1,210,550
Dated 6/20/23 with an interest rate of 2.10%, collateralized by EUR 2,000,000 Republic of Poland, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,029,327(29)	EUR	1,908	2,097,297
JPMorgan Chase Bank, N.A.:
Dated 7/27/23 with an interest rate of 5.00%, collateralized by USD 3,187,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,360,937(29)	USD	2,341	2,340,993
Description	Principal Amount (000's omitted)		Value
JPMorgan Chase Bank, N.A.: (continued)
Dated 7/27/23 with an interest rate of 4.95%, collateralized by USD 3,176,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,352,788(29)	USD	2,333	$ 2,332,913
Nomura International PLC:
Dated 7/27/23 with an interest rate of 5.05%, collateralized by USD 3,125,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,315,007(29)	USD	2,411	2,411,077
Dated 7/27/23 with an interest rate of 5.05%, collateralized by USD 3,174,000 Republic of Colombia, 5.625%, due 2/26/44 and a market value, including accrued interest, of $2,563,934(29)	USD	2,716	2,716,163
Dated 7/27/23 with an interest rate of 5.05%, collateralized by USD 3,175,000 Republic of Colombia, 5.00%, due 6/15/45 and a market value, including accrued interest, of $2,316,855(29)	USD	2,455	2,455,404
Dated 7/27/23 with an interest rate of 4.90%, collateralized by USD 3,176,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,352,788(29)	USD	2,450	2,450,426
Dated 7/27/23 with an interest rate of 3.40%, collateralized by EUR 1,956,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,905,548(29)	USD	1,993	1,993,321
Dated 7/27/23 with an interest rate of 3.25%, collateralized by USD 3,066,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $1,732,536(29)	USD	1,904	1,904,244
Total Repurchase Agreements (identified cost $66,318,962)			$ 66,365,774

Sovereign Government Securities — 0.4%
Security	Principal Amount (000's omitted)		Value
Albania — 0.0%(8)
Albania Treasury Bill, 0.00%, 1/18/24	ALL	11,000	$ 115,875
			$ 115,875
Sri Lanka — 0.4%
Sri Lanka Treasury Bill:
0.00%, 9/8/23	LKR	178,000	$ 544,654
0.00%, 9/15/23	LKR	123,000	374,984
0.00%, 10/6/23	LKR	420,000	1,265,992
0.00%, 10/13/23	LKR	426,000	1,279,092

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Treasury Bill: (continued)
0.00%, 10/27/23	LKR	312,000	$ 929,390
0.00%, 11/24/23	LKR	85,000	249,955
0.00%, 12/8/23	LKR	198,000	578,832
0.00%, 1/5/24	LKR	435,000	1,257,790
0.00%, 3/15/24	LKR	100,000	282,060
0.00%, 4/19/24	LKR	286,000	797,825
			$ 7,560,574
Total Sovereign Government Securities (identified cost $7,835,284)			$ 7,676,449

U.S. Treasury Obligations — 7.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 10/5/23	$35,000	$ 34,668,018
0.00%, 10/12/23(27)	35,000	34,631,275
0.00%, 10/19/23(27)	30,000	29,654,046
0.00%, 10/26/23(27)	30,000	29,623,195
Total U.S. Treasury Obligations (identified cost $128,600,071)		$128,576,534
Total Short-Term Investments (identified cost $468,509,898)		$468,374,338

Total Purchased Options and Swaptions — 0.1% (identified cost $3,160,850)	$ 2,865,450
Total Investments — 96.6% (identified cost $1,823,591,009)	$1,753,940,286
Total Written Options — (0.0)%(8) (premiums received $145,736)	$ (94,831)
Securities Sold Short — (3.8)%
Common Stocks — (0.5)%
Security	Shares	Value
New Zealand — (0.5)%
a2 Milk Co., Ltd. (The)(7)	(184,200)	$ (631,982)
Auckland International Airport, Ltd.(7)	(239,400)	(1,249,728)
Contact Energy, Ltd.	(156,000)	(805,512)
Security	Shares	Value
New Zealand (continued)
EBOS Group, Ltd.	(13,100)	$ (313,932)
Fisher & Paykel Healthcare Corp., Ltd., Class C	(94,600)	(1,444,263)
Fletcher Building, Ltd.	(155,800)	(540,188)
Infratil, Ltd.	(144,800)	(895,625)
Mainfreight, Ltd.	(16,900)	(712,755)
Meridian Energy, Ltd.	(240,400)	(843,775)
Ryman Healthcare, Ltd.	(96,000)	(406,611)
Spark New Zealand, Ltd.	(371,300)	(1,195,417)
Total Common Stocks (proceeds $9,210,470)		$ (9,039,788)
Sovereign Government Bonds — (3.3)%
Security	Principal Amount (000's omitted)		Value
Colombia — (2.1)%
Republic of Colombia:
5.00%, 6/15/45	USD	(3,175)	$ (2,296,570)
5.20%, 5/15/49	USD	(42,853)	(31,275,168)
5.625%, 2/26/44	USD	(3,174)	(2,487,064)
6.125%, 1/18/41	USD	(3,176)	(2,711,261)
			$(38,770,063)
Ecuador — (0.1)%
Republic of Ecuador, 0.00%, 7/31/30(10)	USD	(5,506)	$ (1,597,181)
			$ (1,597,181)
Pakistan — (0.5)%
Pakistan Government International Bond:
6.00%, 4/8/26(10)	USD	(10,213)	$ (5,578,821)
6.875%, 12/5/27(10)	USD	(1,464)	(786,900)
8.25%, 9/30/25(10)	USD	(3,059)	(1,862,931)
			$ (8,228,652)
Poland — (0.6)%
Republic of Poland:
1.00%, 3/7/29(10)	EUR	(7,156)	$ (6,942,604)
1.125%, 8/7/26(10)	EUR	(2,794)	(2,881,340)

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Poland (continued)
Republic of Poland: (continued)
2.75%, 5/25/32(10)	EUR	(2,000)	$ (2,018,060)
			$(11,842,004)
Total Sovereign Government Bonds (proceeds $56,808,781)			$(60,437,900)
Total Securities Sold Short (proceeds $66,019,251)			$(69,477,688)

Other Assets, Less Liabilities — 7.2%	$ 130,458,475
Net Assets — 100.0%	$1,814,826,242
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $117,810,853 or 6.5% of the Portfolio's net assets.
(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(4)	Principal amount is less than $500.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2023.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2023.
(7)	Non-income producing security.
(8)	Amount is less than 0.05% or (0.05)%, as applicable.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $396,441,798 or 21.8% of the Portfolio's net assets.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(14)	Quantity held represents principal in USD.
(15)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(16)	Restricted security.
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	Fixed-rate loan.
(19)	Step coupon security. Interest rate represents the rate in effect at July 31, 2023.
(20)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(21)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(22)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2023.
(23)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(24)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(25)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2023 of all interest only securities comprising the certificate.
(26)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(27)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(28)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

(29)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL vs. Put USD	Goldman Sachs International	USD	19,210,000	BRL	4.93	1/22/24	$ 892,689
Call BRL vs. Put USD	UBS AG	USD	2,300,000	BRL	4.90	1/23/24	98,803
Call BRL vs. Put USD	UBS AG	USD	14,700,000	BRL	4.91	1/23/24	649,755
Call BRL vs. Put USD (Digital Option)	Bank of America, N.A.	USD	3,618,000	BRL	4.50	10/27/23	502,243
Call USD vs. Put CNH	Barclays Bank PLC	USD	13,900,000	CNH	7.00	1/18/24	248,560
Call USD vs. Put CNH	Goldman Sachs International	USD	24,200,000	CNH	7.00	1/18/24	432,744
Total							$2,824,794
Purchased Credit Default Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Call to buy protection on Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) at 96, expiring 9/20/28	JPMorgan Chase Bank, N.A.	USD	56,000,000	9/20/23	$40,656
Total					$40,656
(1)	Amount is less than 0.05%.
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	13,900,000	CNH	7.50	1/18/24	$(34,597)
Call USD vs. Put CNH	Goldman Sachs International	USD	24,200,000	CNH	7.50	1/18/24	(60,234)
Total							$(94,831)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	39,912,846	USD	7,966,000	8/9/23	$ 462,878
USD	7,966,000	BRL	39,794,153	8/9/23	(437,812)
BRL	19,047,526	USD	3,551,470	9/11/23	448,828
USD	11,940,000	BRL	58,132,994	9/11/23	(268,895)
COP	18,743,800,000	USD	4,190,431	9/20/23	524,430
COP	17,709,000,000	USD	3,967,079	9/20/23	487,486

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	11,790,910,000	USD	2,639,559	9/20/23	$ 326,355
COP	10,771,200,000	USD	2,418,592	9/20/23	290,822
COP	3,378,000,000	USD	790,407	9/20/23	59,304
COP	15,090,000	USD	3,378	9/20/23	418
EUR	7,272,945	USD	7,838,212	9/20/23	177,440
EUR	6,177,682	USD	6,657,824	9/20/23	150,719
EUR	7,707,922	USD	8,449,936	9/20/23	45,113
EUR	1,731,710	USD	1,866,302	9/20/23	42,249
EUR	5,775,000	USD	6,330,939	9/20/23	33,800
EUR	4,409,299	USD	4,833,767	9/20/23	25,807
EUR	2,195,104	USD	2,400,340	9/20/23	18,927
EUR	3,100,000	USD	3,398,426	9/20/23	18,144
EUR	2,191,939	USD	2,402,949	9/20/23	12,829
EUR	1,941,857	USD	2,128,793	9/20/23	11,365
KRW	16,855,340,473	USD	13,290,235	9/20/23	(62,510)
PEN	61,294,000	USD	16,793,337	9/20/23	154,209
PEN	16,230,000	USD	4,419,513	9/20/23	68,017
PEN	2,722,000	USD	745,406	9/20/23	7,216
PEN	22,008,000	USD	6,165,915	9/20/23	(80,791)
USD	6,732,661	CLP	5,507,990,000	9/20/23	201,366
USD	5,386,127	CLP	4,492,030,000	9/20/23	59,543
USD	5,654,595	CLP	4,724,980,000	9/20/23	51,782
USD	127,466	COP	546,500,000	9/20/23	(10,002)
USD	1,317,355	COP	5,647,500,000	9/20/23	(103,231)
USD	4,899,778	COP	20,778,000,000	9/20/23	(326,771)
USD	5,445,863	COP	23,436,000,000	9/20/23	(449,285)
USD	242,031	EUR	220,778	9/20/23	(1,292)
USD	87,331	EUR	81,033	9/20/23	(1,977)
USD	299,874	EUR	274,234	9/20/23	(2,365)
USD	450,900	EUR	412,347	9/20/23	(3,555)
USD	519,383	EUR	474,974	9/20/23	(4,095)
USD	837,193	EUR	763,676	9/20/23	(4,470)
USD	1,699,213	EUR	1,550,000	9/20/23	(9,072)
USD	1,371,632	EUR	1,254,354	9/20/23	(10,815)
USD	2,402,949	EUR	2,191,939	9/20/23	(12,829)
USD	2,508,360	EUR	2,288,093	9/20/23	(13,392)
USD	1,703,207	EUR	1,557,578	9/20/23	(13,430)
USD	3,891,363	EUR	3,549,651	9/20/23	(20,776)
USD	2,668,549	EUR	2,440,380	9/20/23	(21,042)
USD	4,833,767	EUR	4,409,299	9/20/23	(25,807)
USD	4,961,239	EUR	4,525,578	9/20/23	(26,488)
USD	6,428,325	EUR	5,863,834	9/20/23	(34,320)
USD	7,440,089	EUR	6,786,752	9/20/23	(39,722)
USD	8,554,896	EUR	7,803,664	9/20/23	(45,674)

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	8,660,635	EUR	7,900,119	9/20/23	$ (46,238)
USD	9,933,179	EUR	9,060,916	9/20/23	(53,032)
USD	10,041,844	EUR	9,160,039	9/20/23	(53,612)
USD	12,058,931	EUR	11,000,000	9/20/23	(64,381)
USD	4,664,300	EUR	4,294,722	9/20/23	(68,996)
USD	18,743,088	EUR	17,097,201	9/20/23	(100,068)
USD	4,435,415	EUR	4,115,547	9/20/23	(100,408)
USD	14,519,806	EUR	13,278,323	9/20/23	(114,490)
USD	25,631,783	EUR	23,380,979	9/20/23	(136,846)
USD	26,016,181	EUR	23,731,621	9/20/23	(138,898)
USD	7,146,570	EUR	6,631,182	9/20/23	(161,783)
USD	39,592,433	EUR	36,115,702	9/20/23	(211,380)
USD	40,186,586	EUR	36,657,680	9/20/23	(214,552)
USD	60,298,427	EUR	55,003,440	9/20/23	(321,928)
USD	1,452,124	INR	119,700,000	9/20/23	(1,331)
USD	7,683,557	PEN	27,826,000	9/20/23	(10,221)
USD	2,037,932	PEN	7,468,000	9/20/23	(26,940)
USD	2,246,416	PEN	8,232,000	9/20/23	(29,699)
USD	5,486,963	PEN	20,113,562	9/20/23	(74,356)
USD	7,428,853	PEN	27,174,000	9/20/23	(84,650)
USD	5,575,197	PEN	20,500,000	9/20/23	(92,971)
USD	10,603,589	PEN	39,000,000	9/20/23	(179,755)
USD	13,320,647	PEN	49,000,000	9/20/23	(227,657)
USD	9,697,901	PHP	530,000,000	9/20/23	20,452
USD	14,432,574	PHP	789,404,095	9/20/23	18,579
USD	7,941,591	PHP	434,000,000	9/20/23	17,039
USD	5,290,085	PHP	289,000,000	9/20/23	13,137
USD	4,611,078	PHP	252,000,000	9/20/23	9,725
USD	6,856,077	PHP	375,000,000	9/20/23	8,826
USD	3,769,511	PHP	206,000,000	9/20/23	8,087
USD	2,507,757	PHP	137,000,000	9/20/23	6,227
IDR	32,124,378,520	USD	2,134,170	10/17/23	(9,700)
IDR	87,289,081,331	USD	5,815,783	10/18/23	(43,258)
IDR	139,649,000,000	USD	9,305,467	10/18/23	(70,322)
USD	13,542,766	IDR	203,239,000,000	10/18/23	102,344
USD	14,477,219	IDR	217,922,104,000	10/18/23	65,787
USD	8,464,215	IDR	127,039,395,631	10/18/23	62,957
USD	3,318,007	IDR	49,794,000,000	10/18/23	25,074
USD	2,073,797	IDR	31,125,616,677	10/18/23	15,425
					$(615,184)

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	3,501,513,277	USD	295,549	ICBC Standard Bank plc	8/1/23	$ 7,566	$ —
ARS	708,500,000	USD	2,573,974	BNP Paribas	8/2/23	—	(180)
USD	2,418,089	ARS	708,500,000	BNP Paribas	8/2/23	—	(155,706)
UGX	10,035,233,840	USD	2,779,843	Goldman Sachs International	8/3/23	—	(8,102)
UGX	10,035,233,840	USD	2,779,843	Goldman Sachs International	8/3/23	—	(8,102)
USD	5,254,049	UGX	20,070,467,680	Standard Chartered Bank	8/3/23	—	(289,432)
EUR	8,483,443	USD	9,439,458	Australia and New Zealand Banking Group Limited	8/4/23	—	(111,023)
EUR	8,932,214	USD	10,043,914	Citibank, N.A.	8/4/23	—	(222,007)
EUR	3,013,574	USD	3,324,410	HSBC Bank USA, N.A.	8/4/23	—	(10,669)
EUR	2,883,234	USD	3,238,270	Standard Chartered Bank	8/4/23	—	(67,851)
KES	178,630,000	USD	1,327,128	Standard Chartered Bank	8/4/23	—	(79,311)
USD	566,653	EUR	505,891	Citibank, N.A.	8/4/23	10,373	—
USD	2,718,270	EUR	2,494,733	Citibank, N.A.	8/4/23	—	(24,950)
USD	574,511	EUR	510,990	UBS AG	8/4/23	12,624	—
USD	1,175,197	KES	178,630,000	Standard Chartered Bank	8/4/23	—	(72,620)
USD	48,191,203	CNH	331,163,200	Citibank, N.A.	8/8/23	1,831,322	—
USD	2,490,734	TRY	63,243,967	Standard Chartered Bank	8/8/23	151,510	—
BRL	81,425,370	USD	16,860,000	Goldman Sachs International	8/9/23	335,580	—
USD	16,860,000	BRL	81,577,110	Goldman Sachs International	8/9/23	—	(367,625)
ILS	34,449,394	USD	9,277,556	Citibank, N.A.	8/11/23	95,243	—
MYR	10,200,000	USD	2,313,450	Credit Agricole Corporate and Investment Bank	8/15/23	—	(49,147)
MYR	2,900,000	USD	657,373	Goldman Sachs International	8/15/23	—	(13,601)
USD	2,845,352	MYR	13,100,000	Goldman Sachs International	8/15/23	—	(62,723)
UZS	1,744,360,902	USD	147,327	ICBC Standard Bank plc	8/15/23	2,757	—
USD	1,494,446	ARS	457,151,000	Goldman Sachs International	8/18/23	—	(48,480)
USD	3,831,383	UGX	14,501,783,000	Goldman Sachs International	8/22/23	—	(161,333)
ILS	32,081,176	USD	8,956,844	Barclays Bank PLC	8/24/23	—	(224,281)
ILS	33,445,764	USD	9,345,394	HSBC Bank USA, N.A.	8/24/23	—	(241,387)
ILS	5,929,792	USD	1,601,694	BNP Paribas	8/28/23	12,641	—
ILS	5,929,792	USD	1,597,227	Citibank, N.A.	8/28/23	17,108	—
ILS	5,390,720	USD	1,449,783	Goldman Sachs International	8/28/23	17,794	—
MYR	12,700,000	USD	2,764,776	Barclays Bank PLC	8/30/23	57,612	—
MYR	5,600,000	USD	1,221,774	Goldman Sachs International	8/30/23	22,744	—
USD	3,974,805	MYR	18,300,000	Goldman Sachs International	8/30/23	—	(92,101)
UZS	2,106,025,000	USD	182,735	ICBC Standard Bank plc	9/5/23	—	(2,501)
USD	4,064,833	UGX	15,661,925,653	Standard Chartered Bank	9/6/23	—	(236,230)
BRL	58,103,622	USD	11,940,000	Citibank, N.A.	9/11/23	262,727	—
USD	3,553,643	BRL	19,047,526	Citibank, N.A.	9/11/23	—	(446,654)
UZS	19,357,081,591	USD	1,672,318	ICBC Standard Bank plc	9/15/23	—	(16,638)
USD	50,744,992	ZAR	931,678,062	UBS AG	9/18/23	—	(1,129,919)
AUD	10,000,000	USD	6,529,210	Citibank, N.A.	9/20/23	199,008	—
AUD	10,254,000	USD	7,010,147	Citibank, N.A.	9/20/23	—	(111,032)
AUD	10,448,000	USD	7,140,894	Citibank, N.A.	9/20/23	—	(111,252)
AUD	13,970,000	USD	9,411,997	Standard Chartered Bank	9/20/23	—	(12,676)

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	9,758,000	USD	6,669,981	Standard Chartered Bank	9/20/23	$ —	$ (104,586)
AUD	12,751,049	USD	8,328,985	UBS AG	9/20/23	250,199	—
CAD	18,500,000	USD	13,889,460	Bank of America, N.A.	9/20/23	149,407	—
CAD	11,308,565	USD	8,471,088	Bank of America, N.A.	9/20/23	110,504	—
CAD	6,000,000	USD	4,512,825	Bank of America, N.A.	9/20/23	40,321	—
CZK	37,000,000	EUR	1,545,725	Goldman Sachs International	9/20/23	—	(4,018)
CZK	74,940,000	EUR	3,130,849	Goldman Sachs International	9/20/23	—	(8,281)
CZK	74,000,000	EUR	3,090,742	UBS AG	9/20/23	—	(7,256)
EUR	11,499,408	HUF	4,362,300,336	UBS AG	9/20/23	420,043	—
EUR	1,301,552	PLN	5,841,209	BNP Paribas	9/20/23	—	(20,246)
EUR	668,340	PLN	3,000,000	HSBC Bank USA, N.A.	9/20/23	—	(10,538)
EUR	1,307,458	PLN	5,868,000	HSBC Bank USA, N.A.	9/20/23	—	(20,410)
HUF	590,426,641	EUR	1,497,001	Goldman Sachs International	9/20/23	8,631	—
HUF	1,013,670,472	EUR	2,579,518	Goldman Sachs International	9/20/23	4,458	—
HUF	472,341,313	EUR	1,220,103	Goldman Sachs International	9/20/23	—	(17,896)
HUF	1,500,000,000	EUR	3,913,384	Goldman Sachs International	9/20/23	—	(99,525)
HUF	1,535,109,267	EUR	4,004,250	Goldman Sachs International	9/20/23	—	(101,048)
HUF	469,625,350	EUR	1,212,779	Standard Chartered Bank	9/20/23	—	(17,452)
HUF	1,497,388,162	EUR	3,937,091	Standard Chartered Bank	9/20/23	—	(132,989)
HUF	265,000,000	EUR	683,462	UBS AG	9/20/23	—	(8,874)
HUF	2,898,811,683	EUR	7,641,523	UBS AG	9/20/23	—	(279,125)
JPY	2,994,331,969	USD	21,776,854	Bank of America, N.A.	9/20/23	—	(568,248)
MYR	15,320,000	USD	3,341,148	Barclays Bank PLC	9/20/23	68,052	—
MYR	12,560,000	USD	2,736,980	Goldman Sachs International	9/20/23	58,031	—
MYR	11,420,000	USD	2,493,178	State Street Bank and Trust Company	9/20/23	48,145	—
NZD	14,121,460	USD	8,702,731	Citibank, N.A.	9/20/23	68,662	—
NZD	464,391	USD	278,792	Citibank, N.A.	9/20/23	9,659	—
USD	1,209,686	CAD	1,610,000	Bank of America, N.A.	9/20/23	—	(12,075)
USD	1,449,990	CAD	1,930,000	Bank of America, N.A.	9/20/23	—	(14,606)
USD	1,855,615	CAD	2,470,000	Bank of America, N.A.	9/20/23	—	(18,763)
USD	6,473,498	CAD	8,630,000	Bank of America, N.A.	9/20/23	—	(75,444)
USD	8,490,263	CAD	11,308,565	Bank of America, N.A.	9/20/23	—	(91,329)
USD	7,402,414	CAD	9,860,000	JPMorgan Chase Bank, N.A.	9/20/23	—	(79,923)
USD	1,630,672	JPY	232,365,316	Citibank, N.A.	9/20/23	—	(15,153)
USD	34,412,588	MXN	607,100,000	Standard Chartered Bank	9/20/23	—	(1,523,956)
USD	20,530,446	MXN	364,000,000	UBS AG	9/20/23	—	(1,016,090)
USD	21,179,110	MXN	374,959,200	UBS AG	9/20/23	—	(1,016,143)
USD	4,353,031	MYR	20,000,000	Barclays Bank PLC	9/20/23	—	(97,623)
USD	304,812	MYR	1,400,000	Credit Agricole Corporate and Investment Bank	9/20/23	—	(6,734)
USD	3,898,084	MYR	17,900,000	State Street Bank and Trust Company	9/20/23	—	(85,251)
USD	3,907,741	NZD	6,425,779	Citibank, N.A.	9/20/23	—	(83,562)
USD	21,492,745	NZD	34,875,138	Citibank, N.A.	9/20/23	—	(169,570)
USD	34,394,419	NZD	55,810,000	Citibank, N.A.	9/20/23	—	(271,360)
USD	8,476,963	NZD	13,770,000	UBS AG	9/20/23	—	(76,123)

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	118,564	THB	4,090,000	Standard Chartered Bank	9/20/23	$ —	$ (1,470)
USD	2,394,529	UYU	93,219,000	Citibank, N.A.	9/20/23	—	(83,894)
USD	3,012,863	UYU	117,351,000	Citibank, N.A.	9/20/23	—	(107,160)
USD	7,133,579	ZAR	134,000,000	Barclays Bank PLC	9/20/23	—	(326,057)
USD	30,823,449	ZAR	579,000,000	Barclays Bank PLC	9/20/23	—	(1,408,859)
USD	7,166,003	ZAR	134,900,000	Citibank, N.A.	9/20/23	—	(343,735)
USD	30,808,653	ZAR	579,972,886	Citibank, N.A.	9/20/23	—	(1,477,815)
USD	7,114,604	ZAR	134,000,000	HSBC Bank USA, N.A.	9/20/23	—	(345,033)
USD	30,741,458	ZAR	579,000,000	HSBC Bank USA, N.A.	9/20/23	—	(1,490,849)
USD	336,247	ZMW	6,960,304	Goldman Sachs International	9/20/23	—	(27,353)
ZAR	40,000,000	USD	2,141,769	BNP Paribas	9/20/23	84,988	—
ZAR	577,312,838	USD	32,064,029	Citibank, N.A.	9/20/23	74,357	—
ZAR	138,457,135	USD	7,673,969	Goldman Sachs International	9/20/23	33,791	—
ZAR	576,673,967	USD	32,018,054	HSBC Bank USA, N.A.	9/20/23	84,766	—
ZAR	138,457,135	USD	7,675,652	Standard Chartered Bank	9/20/23	32,108	—
USD	3,027,452	KES	471,741,325	Standard Chartered Bank	9/21/23	—	(175,777)
USD	2,673,938	EGP	98,802,000	Goldman Sachs International	9/25/23	—	(447,239)
USD	1,421,614	EGP	51,960,000	HSBC Bank USA, N.A.	9/25/23	—	(219,813)
EGP	177,966,509	USD	4,925,727	Citibank, N.A.	9/28/23	689,080	—
USD	2,673,997	EGP	98,002,000	Goldman Sachs International	9/28/23	—	(417,946)
USD	5,347,982	EGP	195,803,000	Goldman Sachs International	9/28/23	—	(829,562)
USD	2,756,932	UGX	10,035,233,840	Goldman Sachs International	9/29/23	10,236	—
UZS	1,845,934,481	USD	154,278	ICBC Standard Bank plc	10/13/23	2,674	—
USD	2,741,867	UGX	10,035,233,840	Goldman Sachs International	10/31/23	5,013	—
UZS	9,849,953,397	USD	836,159	ICBC Standard Bank plc	11/27/23	—	(12,859)
USD	1,376,114	KES	222,932,331	Standard Chartered Bank	12/21/23	—	(106,483)
HUF	309,903,511	EUR	760,332	BNP Paribas	1/11/24	13,229	—
HUF	280,523,130	EUR	691,943	UBS AG	1/11/24	7,879	—
HUF	944,682,626	EUR	2,350,191	UBS AG	1/11/24	4,336	—
USD	389,263	EGP	14,017,368	Goldman Sachs International	1/22/24	—	(17,551)
HUF	1,655,088,317	EUR	3,877,901	Barclays Bank PLC	1/30/24	258,078	—
USD	5,209,600	UGX	20,525,823,667	Deutsche Bank AG	2/6/24	—	(325,371)
USD	12,438,538	SAR	46,800,000	Standard Chartered Bank	3/14/24	—	(23,000)
USD	10,754,098	BHD	4,100,000	Standard Chartered Bank	3/18/24	—	(86,082)
USD	1,424,623	EGP	56,700,000	HSBC Bank USA, N.A.	3/25/24	—	(154,200)
OMR	3,568,000	USD	9,252,872	Standard Chartered Bank	4/8/24	5,122	—
USD	9,004,416	OMR	3,568,000	BNP Paribas	4/8/24	—	(253,578)
USD	1,267,427	OMR	500,000	Standard Chartered Bank	4/22/24	—	(29,833)
OMR	6,000,000	USD	15,554,518	Standard Chartered Bank	5/28/24	8,850	—
USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(388,134)
NGN	194,367,272	USD	228,667	JPMorgan Chase Bank, N.A.	6/20/24	—	(1,138)
NGN	1,020,857,426	USD	1,237,403	Societe Generale	6/21/24	—	(42,719)
NGN	530,630,105	USD	624,276	Standard Chartered Bank	6/24/24	—	(3,837)
NGN	546,549,008	USD	624,276	Standard Chartered Bank	6/26/24	14,403	—
NGN	515,167,294	USD	578,844	Standard Chartered Bank	7/3/24	21,934	—

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NGN	554,934,742	USD	616,594	Societe Generale	7/8/24	$ 29,618	$ —
USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(234,643)
USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	—	(228,035)
USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(224,511)
USD	17,699,754	BHD	6,766,439	Standard Chartered Bank	6/18/25	—	(64,038)
USD	5,911,596	SAR	22,308,000	Standard Chartered Bank	6/18/25	—	(15,645)
						$5,653,183	$(20,345,949)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/11/23	COP	20,731,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$5,310,430	$(23,258)
8/11/23	COP	20,731,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,287,172	95,317
8/11/23	COP	5,448,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,389,441	7,750
8/11/23	COP	5,448,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,387,809	1,633
8/25/23	COP	5,379,500	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,371,971	3,962
8/25/23	COP	5,379,500	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,367,154	4,817
						$90,221
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
WTI Crude Oil	656	Long	11/20/23	$ 52,709,600	$ 4,422,030
WTI Crude Oil	(649)	Short	8/22/23	(53,088,200)	(4,945,791)
Equity Futures
Hang Seng Index	20	Long	8/30/23	2,603,440	149,330
Nikkei 225 Index	45	Long	9/7/23	7,491,375	243,623
Euro Stoxx 50 Index	(380)	Short	9/15/23	(18,786,347)	(686,415)
IFSC Nifty 50 Index	(354)	Short	8/31/23	(14,048,136)	(3,696)
SPI 200 Index	(44)	Short	9/21/23	(5,456,063)	(164,848)
Interest Rate Futures
Long Gilt	176	Long	9/27/23	21,712,835	46,821

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. Ultra-Long Treasury Bond	86	Long	9/20/23	$ 11,370,813	$ (274,125)
Euro-Bobl	(433)	Short	9/7/23	(55,173,336)	528,375
Euro-Bund	(251)	Short	9/7/23	(36,704,621)	430,923
Euro-Buxl	(78)	Short	9/7/23	(11,541,719)	137,391
Japan 10-Year Bond	(47)	Short	9/12/23	(48,498,225)	346,888
U.S. 2-Year Treasury Note	(76)	Short	9/29/23	(15,430,375)	204,250
U.S. 5-Year Treasury Note	(306)	Short	9/29/23	(32,687,016)	531,512
U.S. 10-Year Treasury Note	(495)	Short	9/20/23	(55,146,094)	807,687
					$1,773,955
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 997,674
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	997,674
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	996,924
EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	1,082,065
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,334,673)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,334,673)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(1,336,892)
EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,491,712)
EUR	2,590	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(181,846)
EUR	10,200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.72% (pays upon termination)	6/15/53	(351,818)
USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,123,031)

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	$ (401,776)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	693,193
USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	340,804
USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	445,803
USD	3,510	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	117,290
							$(1,884,994)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	30,240,300	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.38% (pays semi-annually)	1/20/24	$ 74,986	$ —	$ 74,986
CLP	105,841,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.39% (pays semi-annually)	1/21/24	284,402	—	284,402
CLP	53,652,040	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.22% (pays semi-annually)	1/27/24	139,114	—	139,114
CLP	64,016,800	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.26% (pays semi-annually)	1/28/24	190,689	—	190,689
CLP	1,456,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	(20,659)	—	(20,659)
CLP	2,873,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	(42,147)	—	(42,147)
CLP	2,852,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	(50,070)	—	(50,070)
CLP	2,851,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	(54,166)	—	(54,166)
CLP	2,522,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	(49,128)	—	(49,128)
CLP	1,545,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	(30,468)	—	(30,468)
CLP	2,148,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	(45,976)	—	(45,976)

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	2,457,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	$ (54,362)	$ —	$ (54,362)
CLP	16,042,220	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	203,295	5,146	208,441
CLP	5,387,780	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	97,706	—	97,706
CLP	4,336,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	62,169	—	62,169
CLP	4,643,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.20% (pays semi-annually)	6/22/33	(24,015)	—	(24,015)
COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	1,672,939	—	1,672,939
COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(827,720)	—	(827,720)
COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,258,109)	—	(1,258,109)
COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(1,632,747)	—	(1,632,747)
COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(785,705)	—	(785,705)
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	215,884	—	215,884
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	210,448	—	210,448
COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	74,001	—	74,001
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	405,844	—	405,844
COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	232,506	—	232,506
COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	69,359	—	69,359
COP	7,973,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	205,987	—	205,987
COP	11,377,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(208,155)	—	(208,155)

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	32,127,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	$ 393,724	$ —	$ 393,724
COP	34,340,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	366,735	—	366,735
COP	4,471,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(31,533)	(59)	(31,592)
COP	54,920,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.26% (pays quarterly)	6/21/28	(724,143)	—	(724,143)
COP	9,190,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.58% (pays quarterly)	3/15/33	(265,638)	—	(265,638)
COP	14,433,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.61% (pays quarterly)	3/15/33	(424,422)	—	(424,422)
COP	8,969,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.67% (pays quarterly)	3/15/33	(272,749)	—	(272,749)
CZK	223,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.18% (pays annually)	9/20/28	29,383	—	29,383
CZK	60,931	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	9,721	—	9,721
CZK	121,861	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	25,974	—	25,974
CZK	183,208	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	44,172	—	44,172
EUR	2,314	Pays	6-month EURIBOR (pays semi-annually)	3.06% (pays annually)	10/11/26	7,606	—	7,606
EUR	789	Pays	6-month EURIBOR (pays semi-annually)	2.99% (pays annually)	10/26/26	(152)	—	(152)
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	40,197	(38)	40,159
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	31,661	—	31,661
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	21,865	—	21,865
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	11,816	—	11,816
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	13,127	—	13,127
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	30,499	—	30,499
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	21,916	—	21,916
INR	344,600	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.50% (pays semi-annually)	9/20/25	(7,882)	—	(7,882)
INR	1,532,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.50% (pays semi-annually)	9/20/25	(35,049)	—	(35,049)

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	1,783,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.50% (pays semi-annually)	9/20/25	$ (40,781)	$ —	$ (40,781)
INR	1,559,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.52% (pays semi-annually)	9/20/25	(28,754)	—	(28,754)
INR	960,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.52% (pays semi-annually)	9/20/25	(17,440)	—	(17,440)
JPY	2,838,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	(66,789)	—	(66,789)
JPY	2,405,000	Pays	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	37,408	—	37,408
JPY	2,405,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	(62,026)	—	(62,026)
JPY	173,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(9,126)	—	(9,126)
JPY	155,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(9,261)	—	(9,261)
JPY	165,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(11,522)	—	(11,522)
JPY	512,600	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(37,178)	—	(37,178)
JPY	474,500	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(39,533)	—	(39,533)
JPY	472,700	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(41,507)	—	(41,507)
KRW	5,242,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.57% (pays quarterly)	6/21/28	(2,840)	—	(2,840)
KRW	5,241,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.60% (pays quarterly)	6/21/28	3,838	—	3,838
KRW	5,422,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.61% (pays quarterly)	6/21/28	4,957	—	4,957
KRW	1,961,584	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.23% (pays quarterly)	6/21/33	(39,152)	—	(39,152)
KRW	11,880,785	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	6/21/33	(176,000)	—	(176,000)
KRW	2,192,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	6/21/33	(29,656)	—	(29,656)
KRW	2,103,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.35% (pays quarterly)	6/21/33	(24,747)	—	(24,747)

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	3,373,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	$ (51,495)	$ —	$ (51,495)
KRW	2,448,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(34,906)	—	(34,906)
KRW	613,331	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(8,539)	—	(8,539)
KRW	3,264,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	(40,619)	—	(40,619)
KRW	3,264,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	(38,865)	—	(38,865)
KRW	2,915,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	(22,467)	—	(22,467)
KRW	2,976,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	61	—	61
KRW	6,013,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	15,275	—	15,275
KRW	2,770,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	7,223	—	7,223
KRW	2,369,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	6,814	—	6,814
KRW	2,806,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	13,728	—	13,728
MXN	433,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.19% (pays monthly)	2/18/28	611,362	—	611,362
PLN	26,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	444,267	—	444,267
PLN	82,460	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	1,408,679	—	1,408,679
PLN	31,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	247,544	—	247,544
PLN	22,700	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	(334,599)	—	(334,599)
PLN	26,000	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(517,413)	—	(517,413)
PLN	13,580	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(307,466)	—	(307,466)
PLN	15,520	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(452,060)	—	(452,060)
PLN	45,564	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	9/20/33	(74,654)	—	(74,654)
PLN	23,476	Receives	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/20/33	(42,630)	—	(42,630)

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	14,524	Receives	6-month PLN WIBOR (pays semi-annually)	4.82% (pays annually)	9/20/33	$ (57,444)	$ —	$ (57,444)
SEK	171,112	Pays	3-month SEK STIBOR (pays quarterly)	2.71% (pays annually)	12/21/27	222,430	—	222,430
SEK	171,112	Receives	3-month SEK STIBOR (pays quarterly)	2.71% (pays annually)	12/21/27	71,682	(271,792)	(200,110)
USD	4,580	Pays	SOFR (pays annually)	3.22% (pays annually)	6/6/33	(26,099)	—	(26,099)
USD	6,410	Pays	SOFR (pays annually)	3.25% (pays annually)	6/6/33	(31,177)	—	(31,177)
USD	6,180	Pays	SOFR (pays annually)	3.26% (pays annually)	6/7/33	(27,258)	—	(27,258)
USD	5,730	Pays	SOFR (pays annually)	3.26% (pays annually)	6/14/33	(24,162)	—	(24,162)
Total						$(1,290,167)	$(266,743)	$(1,556,910)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	$38,800	1.00% (pays quarterly)(1)	1.98%	6/20/28	$(1,575,489)	$2,737,799	$1,162,310
Total	$38,800				$(1,575,489)	$2,737,799	$1,162,310
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$8,750	1.00% (pays quarterly)(1)	6/20/28	$ (340,072)	$ 326,489	$ (13,583)
Finland	9,100	0.25% (pays quarterly)(1)	6/20/28	(23,810)	(4,075)	(27,885)
France	41,000	0.25% (pays quarterly)(1)	6/20/28	(17,278)	(91,647)	(108,925)
Germany	40,250	0.25% (pays quarterly)(1)	6/20/28	(223,575)	162,921	(60,654)
Hungary	9,250	1.00% (pays quarterly)(1)	6/20/28	200,197	(296,013)	(95,816)
Malaysia	54,000	1.00% (pays quarterly)(1)	6/20/28	(1,433,163)	363,432	(1,069,731)

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Malaysia	$80,000	1.00% (pays quarterly)(1)	6/20/28	$(2,123,205)	$ 640,454	$ (1,482,751)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	2,580	1.00% (pays quarterly)(1)	6/20/24	(16,986)	(70,264)	(87,250)
Markit CDX Emerging Markets Index (CDX.EM.39.V1)	42,400	1.00% (pays quarterly)(1)	6/20/28	1,558,294	(2,756,439)	(1,198,145)
Markit CDX North America High Yield Index (CDX.NA.HY.40.V1)	48,600	5.00% (pays quarterly)(1)	6/20/28	(2,011,503)	(68,093)	(2,079,596)
Philippines	40,800	1.00% (pays quarterly)(1)	6/20/28	(619,939)	(174,438)	(794,377)
Poland	37,800	1.00% (pays quarterly)(1)	6/20/28	(571,407)	(73,273)	(644,680)
Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(59,230)	34,045	(25,185)
Qatar	18,000	1.00% (pays quarterly)(1)	6/20/28	(539,247)	403,713	(135,534)
Saudi Arabia	116,000	1.00% (pays quarterly)(1)	6/20/28	(2,754,677)	1,578,685	(1,175,992)
South Africa	155,820	1.00% (pays quarterly)	6/20/28	8,131,526	(11,198,628)	(3,067,102)
South Africa	23,540	1.00% (pays quarterly)(1)	6/20/29	1,870,202	(2,023,452)	(153,250)
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	1,178,107	(1,162,638)	15,469
Spain	56,300	1.00% (pays quarterly)(1)	6/20/28	(1,346,427)	1,213,159	(133,268)
United Kingdom	40,000	1.00% (pays quarterly)(1)	6/20/28	(1,307,845)	1,251,768	(56,077)
Total				$(450,038)	$(11,944,294)	$(12,394,332)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Goldman Sachs International	$9,100	1.00% (pays quarterly)(1)	0.44%	6/20/24	$54,679	$(24,124)	$30,555
Total		$9,100				$54,679	$(24,124)	$30,555

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$ 9,250	1.00% (pays quarterly)(1)	6/20/28	$ (279,544)	$ 260,516	$ (19,028)
Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(35,634)	(15,489)	(51,123)
Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(53,690)	(23,357)	(77,047)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(17,782)	(488)	(18,270)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(34,532)	301	(34,231)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(107,507)	3,756	(103,751)
Romania	Barclays Bank PLC	9,820	1.00% (pays quarterly)(1)	6/20/28	287,311	(510,565)	(223,254)
Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(1)	6/20/31	(289,152)	(211,180)	(500,332)
Saudi Arabia	Goldman Sachs International	28,800	1.00% (pays quarterly)(1)	6/20/33	(473,848)	(91,755)	(565,603)
South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,098,813	(1,238,574)	(139,761)
Sweden	Barclays Bank PLC	19,250	0.25% (pays quarterly)(1)	6/20/28	(92,572)	63,133	(29,439)
Total					$1,863	$(1,763,702)	$(1,761,839)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2023, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $47,900,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	144,000	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	8/25/23	$(159,317)
BNP Paribas	USD	54,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	8/25/23	(59,337)

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	21,000	Positive Return on KOSPI 200 Index Futures 9/2023 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 9/2023 (pays upon termination)	9/14/23	$ 22,434
Citibank, N.A.	KRW	6,250	Positive Return on KOSPI 200 Index Futures 9/2023 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 9/2023 (pays upon termination)	9/14/23	(7,019)
						$(203,239)
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 3,452,164,660 (pays semi-annually)*	1.41% on CLP equivalent of CLF 98,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$121,853
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,333,595,340 (pays semi-annually)*	2.10% on CLP equivalent of CLF 42,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(188,943)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 4,064,683,520 (pays semi-annually)*	2.25% on CLP equivalent of CLF 128,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(645,128)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 757,813,425 (pays semi-annually)*	1.85% on CLP equivalent of CLF 23,700 (pays semi-annually)*	Not Applicable/ 4/20/32	(81,441)
				$(793,659)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
LIBOR	– London Interbank Offered Rate

MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
STIBOR	– Stockholm Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso

AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso

MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
THB	– Thai Baht
TRY	– Turkish Lira
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2023 were $15,247,449 or 0.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2023, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series A-1	12/30/20	4,400	$4,400,000	$ 4,231,033
Sussex Capital, Ltd., Designated Investment Series 16, 12/21	11/30/22	817	811,902	130,946
Sussex Capital, Ltd., Designated Investment Series 16, 11/22	1/24/22	793	792,084	463,526
Sussex Capital, Ltd., Series 16, Preference Shares	6/1/21	5,500	3,896,014	5,490,573
Total Restricted Securities			$9,900,000	$10,316,078
Affiliated Investments
At July 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $265,755,581, which represents 14.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$205,847,417	$1,040,452,384	$(980,544,220)	$ —	$ —	$265,755,581	$3,939,575	265,755,581
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 54,245,074	$ —	$ 54,245,074
Common Stocks	577,502	55,023,391*	459,184	56,060,077
Convertible Bonds	—	2,468,114	—	2,468,114
Foreign Corporate Bonds	—	63,255,449	0	63,255,449
Loan Participation Notes	—	—	23,437,484	23,437,484

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Reinsurance Side Cars	$ —	$ —	$13,832,260	$ 13,832,260
Senior Floating-Rate Loans	—	15,811,517	420,225	16,231,742
Sovereign Government Bonds	—	817,261,337	—	817,261,337
Sovereign Loans	—	66,285,552	—	66,285,552
U.S. Government Agency Mortgage-Backed Securities	—	32,376,449	—	32,376,449
U.S. Government Guaranteed Small Business Administration Loans	—	10,512,121	—	10,512,121
U.S. Treasury Obligations	—	126,642,029	—	126,642,029
Warrants	92,810	—	—	92,810
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	265,755,581	—	—	265,755,581
Repurchase Agreements	—	66,365,774	—	66,365,774
Sovereign Government Securities	—	7,676,449	—	7,676,449
U.S. Treasury Obligations	—	128,576,534	—	128,576,534
Purchased Currency Options	—	2,824,794	—	2,824,794
Purchased Credit Default Swaptions	—	40,656	—	40,656
Total Investments	$266,425,893	$1,449,365,240	$38,149,153	$1,753,940,286
Forward Foreign Currency Exchange Contracts	$ —	$ 9,705,889	$ —	$ 9,705,889
Non-Deliverable Bond Forward Contracts	—	113,479	—	113,479
Futures Contracts	7,699,500	149,330	—	7,848,830
Swap Contracts	—	28,477,836	—	28,477,836
Total	$274,125,393	$1,487,811,774	$38,149,153	$1,800,086,320
Liability Description
Securities Sold Short	$ —	$ (69,477,688)	$ —	$ (69,477,688)
Written Currency Options	—	(94,831)	—	(94,831)
Forward Foreign Currency Exchange Contracts	—	(25,013,839)	—	(25,013,839)
Non-Deliverable Bond Forward Contracts	—	(23,258)	—	(23,258)
Futures Contracts	(5,223,612)	(851,263)	—	(6,074,875)
Swap Contracts	—	(34,618,880)	—	(34,618,880)
Total	$ (5,223,612)	$ (130,079,759)	$ —	$ (135,303,371)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Senior Floating-Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$327,036	$0	$41,080,024	$11,925,129	$425,756	$52,679,548	$4,103,850	$110,541,343
Realized gains (losses)	—	—	(3,934,929)	—	43,288	—	—	(3,891,641)
Change in net unrealized appreciation (depreciation)	132,148	—	3,371,226	2,125,209	9,509	—	—	5,638,092
Cost of purchases	—	—	10,216,259	4,403,987	—	—	—	14,620,246
Proceeds from sales, including return of capital	—	—	(27,333,227)	(4,622,065)	(92,675)	—	—	(32,047,967)

Global Macro Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Senior Floating-Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total
Accrued discount (premium)	—	—	38,131	—	34,347	—	—	72,478
Transfers to Level 3	—	—	—	—	—	—	—	—
Transfers from Level 3(1)	—	—	—	—	—	(52,679,548)	(4,103,850)	(56,783,398)
Balance as of July 31, 2023	$459,184	$0	$ 23,437,484	$13,832,260	$420,225	$ —	$ —	$ 38,149,153
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2023	$132,148	$ —	$ 1,648,424	$ 1,810,000	$(27,332)	$ —	$ —	$ 3,563,240
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at July 31, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2023:
Type of Investment	Fair Value as of July 31, 2023	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Common Stocks	$459,184	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	23,437,484	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.92% - 8.32%**	Decrease
Senior Floating-Rate Loans	420,225	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 6.46% based on relative principal amounts.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.